LOANS, FINANCING AND DEBENTURES - Composition of loans and financing (Details) - BRL (R$) R$ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2020	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
LOANS, FINANCING AND DEBENTURES
Current	R$ 11,410,751		R$ 11,410,751		R$ 7,715,160	R$ 12,102,985
Non-Current	35,591,282		35,591,282		40,184,481	42,738,041
Outstanding Balance	47,002,033		47,002,033		47,899,641
Financing, Loans and Debentures [Member]
LOANS, FINANCING AND DEBENTURES
Current	11,410,751		11,410,751		7,715,160
Non-Current	35,591,282		35,591,282		40,184,481
Outstanding Balance	47,002,033		47,002,033	R$ 45,305,223	47,899,641	R$ 54,841,025
Foreign currency excluding bonus and other
LOANS, FINANCING AND DEBENTURES
Current	423,164		423,164		448,145
Non-Current	R$ 1,255,846		R$ 1,255,846		R$ 1,020,890
World Bank
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	241.00%		241.00%		2.41%
Current	R$ 140,572		R$ 140,572		R$ 110,885
Non-Current	R$ 275,655		R$ 275,655		R$ 323,669
Eximbank
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)					2.00%
BNP Paribas
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	117.00%		117.00%		2.65%
Current	R$ 182,590		R$ 182,590		R$ 141,808
Non-Current					R$ 141,578
Kreditanstalt fur Wiederaufbau (KFW)
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	342.00%		342.00%
Current	R$ 60,561		R$ 60,561
Non-Current	R$ 587,891		R$ 587,891
Banco Interamericano de Desenvolvimento - BID
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	179.00%		179.00%		4.95%
Current	R$ 39,441		R$ 39,441		R$ 30,897
Non-Current	392,300		392,300		R$ 334,706
Corporacin Andino de Fomento (CAF)
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)					4.38%
Current					R$ 150,139
Bonus
LOANS, FINANCING AND DEBENTURES
Current					83,693
Non-Current	R$ 6,382,791		R$ 6,382,791		R$ 7,053,725
Expires 10/27/2021
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	575.00%		575.00%		5.75%
Current	R$ 3,284,824		R$ 3,284,824		R$ 83,693
Non-Current					7,053,725
Expires 2/4/2025
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	363.00%		363.00%
Current	R$ 38,461		R$ 38,461
Non-Current	R$ 2,570,741		R$ 2,570,741
Expires 02/04/2030
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	463.00%		463.00%
Current	R$ 73,606		R$ 73,606
Non-Current	3,812,050		3,812,050
National Currency
LOANS, FINANCING AND DEBENTURES
Current	7,492,285		7,492,285		7,104,793
Non-Current	R$ 19,905,700		R$ 19,905,700		R$ 26,229,116
RGR Return
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	500.00%		500.00%		5.00%
Current	R$ 250,802		R$ 250,802		R$ 250,802
Non-Current	R$ 1,254,011		R$ 1,254,011	R$ 2,000,000	R$ 1,383,629
Term of the agreement				10 years
RGR Subsidiaries
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	5.00%		5.00%		5.00%
Current	R$ 86,779		R$ 86,779
Non-Current	R$ 688,283		R$ 688,283		R$ 863,645
RGR CCEE
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	500.00%		500.00%		5.00%
Current	R$ 34,797		R$ 34,797		R$ 354,314
Non-Current					R$ 746,847
Period for transfer of RGR funding contracts			5 days
BNDES
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	515.00%		515.00%		9.25%
Current	R$ 454,393		R$ 454,393		R$ 536,746
Non-Current	R$ 4,790,888		R$ 4,790,888		R$ 5,574,689
Caixa Economica Federal
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	594.00%		594.00%		5.26%
Current	R$ 918,979		R$ 918,979		R$ 1,185,694
Non-Current	R$ 3,850,392		R$ 3,850,392		R$ 5,007,814
Bank of Brazil
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	241.00%		241.00%		5.26%
Current	R$ 1,085,373		R$ 1,085,373		R$ 1,076,811
Non-Current	R$ 1,420,404		R$ 1,420,404		R$ 2,504,620
Bradesco
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	514.00%		514.00%
Current	R$ 1,006,159		R$ 1,006,159
Petrobras
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	191.00%		191.00%		4.62%
Current	R$ 2,196,011		R$ 2,196,011		R$ 2,297,220
Non-Current	R$ 4,925,322		R$ 4,925,322		R$ 6,631,614
BR Distribuidora
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	221.00%		221.00%		5.05%
Current	R$ 157,200		R$ 157,200		R$ 428,543
Non-Current	R$ 47,224		R$ 47,224		R$ 198,589
State Grid
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	1000.00%		1000.00%		10.00%
Current	R$ 43,935		R$ 43,935		R$ 45,590
Non-Current	R$ 354,828		R$ 354,828		R$ 379,982
Banco do Nordeste do Brasil
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	10.14%		10.14%		10.14%
Current	R$ 52,251		R$ 52,251		R$ 43,968
Non-Current	R$ 901,827		R$ 901,827		R$ 750,519
BASA
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	850.00%		850.00%		8.50%
Current	R$ 11,346		R$ 11,346		R$ 28,995
Non-Current	156,006		156,006		324,011
Cigas
LOANS, FINANCING AND DEBENTURES
Current	414,264		414,264		445,039
Non-Current	223,670		223,670		268,611
Other Financial Institutions
LOANS, FINANCING AND DEBENTURES
Current	779,996		779,996		411,071
Non-Current	1,292,845		1,292,845		1,594,545
Debentures
LOANS, FINANCING AND DEBENTURES
Current	98,411		98,411		78,529
Non-Current	8,046,945		8,046,945		5,880,750
Chesf - Expiration 1/15/2029
LOANS, FINANCING AND DEBENTURES
Value of Financing	R$ 263,116		263,116
Grace period for the principal debt	24 months
Amortization period	132 months
Eletrosul - Maturity 9/15/2028
LOANS, FINANCING AND DEBENTURES
Term of the agreement		8 years
Value of Financing		R$ 300,000
Eletronorte - Maturity 7/10/2031
LOANS, FINANCING AND DEBENTURES
Term of the agreement		4 years
Value of Financing		R$ 750,000
DI | Eletrobras - Maturity 4/25/2022
LOANS, FINANCING AND DEBENTURES
Current	R$ 3,722		3,722		6,991
Non-Current	R$ 1,100,000		R$ 1,100,000		R$ 1,100,000
Spread (as a percent)	70.00%		70.00%		70.00%
DI | Eletrobras - Maturity 4/25/2024
LOANS, FINANCING AND DEBENTURES
Current	R$ 8,305		R$ 8,305		R$ 14,791
Non-Current	R$ 2,200,000		R$ 2,200,000		R$ 2,200,000
Spread (as a percent)	100.00%		100.00%		100.00%
DI | Eletrobras - Maturity 4/25/2026
LOANS, FINANCING AND DEBENTURES
Current	R$ 4,035		R$ 4,035		R$ 6,967
Non-Current	R$ 1,000,000		R$ 1,000,000		R$ 1,000,000
Spread (as a percent)	120.00%		120.00%		120.00%
IPCA | Eletrobras - Maturity 5/15/2029
LOANS, FINANCING AND DEBENTURES
Current	R$ 4,767		R$ 4,767		R$ 4,410
Non-Current	R$ 740,825		R$ 740,825		R$ 711,069
Spread (as a percent)	518.00%		518.00%		518.00%
IPCA | Furnas - Maturity 11/15/2029
LOANS, FINANCING AND DEBENTURES
Current	R$ 1,755		R$ 1,755
Non-Current	R$ 808,446		R$ 808,446
Spread (as a percent)	408.00%		408.00%
IPCA | Chesf - Expiration 1/15/2029
LOANS, FINANCING AND DEBENTURES
Current	R$ 11,224		R$ 11,224		R$ 10,923
Non-Current	R$ 137,991		R$ 137,991		R$ 139,399
Spread (as a percent)	703.00%		703.00%		703.00%
IPCA | Eletrosul - Maturity 9/15/2028
LOANS, FINANCING AND DEBENTURES
Current	R$ 17,687		R$ 17,687		R$ 16,682
Non-Current	R$ 401,350		R$ 401,350		R$ 99,792
Spread (as a percent)	680.00%		680.00%		680.00%
CDI | Furnas - Maturity 11/15/2024
LOANS, FINANCING AND DEBENTURES
Current	R$ 1,267		R$ 1,267		R$ 543
Non-Current	R$ 450,000		R$ 450,000		R$ 450,000
Spread (as a percent)	117.60%		117.60%		117.60%
CDI | Eletronorte - Maturity 7/10/2031
LOANS, FINANCING AND DEBENTURES
Current	R$ 45,649		R$ 45,649
Non-Current	R$ 1,208,333		R$ 1,208,333
Spread (as a percent)	2.675%		2.675%
TJLP (long-term interest rate) | Eletronorte - Maturity 7/10/2031
LOANS, FINANCING AND DEBENTURES
Current					R$ 17,222
Non-Current					R$ 180,490
Spread (as a percent)					165.00%